CONSOLIDATED STATEMENT OF INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
REVENUE	$ 330,122	$ 192,670	$ 209,690
Commodity risk management contracts	(15,448)	(2,554)	0
Production and operating costs	(98,987)	(67,235)	(86,742)
Geological and geophysical expenses	(7,694)	(10,282)	(13,831)
Administrative expenses	(42,054)	(34,170)	(37,471)
Selling expenses	(1,136)	(4,222)	(5,211)
Depreciation	(74,885)	(75,774)	(105,557)
Write-off of unsuccessful exploration efforts	(5,834)	(31,366)	(30,084)
Impairment loss reversed (recognised) for non-financial assets	0	5,664	(149,574)
Other expenses	(5,088)	(1,344)	(13,711)
OPERATING PROFIT (LOSS)	78,996	(28,613)	(232,491)
Financial expenses	(53,511)	(36,229)	(36,924)
Financial income	2,016	2,128	1,269
Foreign exchange (loss) gain	(2,193)	13,872	(33,474)
PROFIT (LOSS) BEFORE INCOME TAX	25,308	(48,842)	(301,620)
Income tax (expense) benefit	(43,145)	(11,804)	17,054
LOSS FOR THE YEAR	(17,837)	(60,646)	(284,566)
Attributable to:
Owners of the Company	(24,228)	(49,092)	(234,031)
Non-controlling interest	$ 6,391	$ (11,554)	$ (50,535)
Losses per share (in US$) for loss attributable to owners of the Company. Basic	$ (0.40)	$ (0.82)	$ (4.05)
Losses per share (in US$) for loss attributable to owners of the Company. Diluted	$ (0.40)	$ (0.82)	$ (4.05)